UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                          Carl A. Bright, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                         Date of fiscal year end: May 31

         Date of reporting period: December 1, 2004 - February 28, 2005

Item 1.  Schedule of Investments.
BROWN ADVISORY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28,2005
---------------------------------------------------------------------
---------------------------------------------------------------------


SHARES                 SECURITY DESCRIPTION                VALUE

REAL ESTATE INVESTMENT TRUSTS (REITS) - 93.0%

 DIVERSIFIED - 7.2%
           7,955 Colonial Properties Trust                 $ 289,482
          12,185 iStar Financial, Inc.                       517,741
           7,745 Vornado Realty Trust                        532,082
                                                       --------------
                                                       --------------
                                                            1,339,305
                                                       --------------
                                                       --------------

 OFFICE/INDUSTRIAL - 22.6%
          22,750 American Financial Realty Trust             333,515
           8,400 BioMed Realty Trust, Inc.                   184,464
          11,780 Boston Properties, Inc.                     704,444
          14,690 CarrAmerica Realty Corp.                    459,063
           9,480 Duke Realty Corp.                           300,326
          13,565 Equity Office Properties Trust              409,256
          15,945 Glenborough Realty Trust, Inc.              314,595
           8,570 Kilroy Realty Corp.                         361,740
           8,945 Mack-Cali Realty Corp.                      395,369
          13,450 Prentiss Properties Trust                   471,961
           7,975 Reckson Associates Realty Corp.             243,636
                                                       --------------
                                                       --------------
                                                            4,178,369
                                                       --------------
                                                       --------------

 REGIONAL MALLS - 12.0%
          18,545 Glimcher Realty Trust                       476,977
           9,465 Macerich Co.                                541,493
           8,665 Mills Corp.                                 467,910
          11,910 Simon Property Group, Inc.                  737,944
                                                       --------------
                                                       --------------
                                                            2,224,324
                                                       --------------
                                                       --------------

RESIDENTIAL - 13.5%
          15,605 Archstone-Smith Trust                       527,917
           7,430 Avalonbay Communities, Inc.                 516,385
           8,680 BRE Properties, Inc.                        340,256
           8,640 Camden Property Trust                       400,896
           6,050 Home Properties, Inc.                       244,602
          21,210 United Dominion Realty Trust, Inc.          468,741
                                                       --------------
                                                       --------------
                                                            2,498,797
                                                       --------------
                                                       --------------

 SPECIALTY - 14.8%
          17,495 Health Care Property Investors, Inc.        440,874
           6,765 Health Care REIT, Inc.                      232,040
           8,030 Healthcare Realty Trust, Inc.               295,504
          14,545 Hospitality Properties Trust                603,181
          15,185 Nationwide Health Properties, Inc.          314,178
          13,025 Senior Housing Properties Trust             233,408
          14,955 Sovran Self Storage, Inc.                   612,108
                                                       --------------
                                                       --------------
                                                            2,731,293
                                                       --------------
                                                       --------------
 STRIP CENTERS - 22.9%
          46,405 Cedar Shopping Centers, Inc.                662,663
          25,340 Commercial Net Lease Realty                 478,166
          24,405 Equity One, Inc.                            504,451
          22,125 Heritage Property Investment Trust          678,131
          18,630 New Plan Excel Realty Trust                 487,361
          14,025 Regency Centers Corp.                       715,275
          29,350 Tanger Factory Outlet Centers, Inc.         699,997
                                                       --------------
                                                       --------------
                                                            4,226,044
                                                       --------------
                                                       --------------

Total Real Estate Investment Trusts (Cost $15,490,770)     17,198,132
                                                       --------------
                                                       --------------


MONEY MARKET FUNDS - 5.4%
         407,000 Cash Reserve Fund, Inc., Institutional Series 407,000
         595,869 Cash Reserve Fund, Inc., Prime Series         595,868
                                                        --------------
                                                        --------------
Total Money Market Funds (Cost $1,002,868)                   1,002,868
                                                        --------------
                                                        --------------


PREFERRED STOCK - 1.4%
          10,050 SL Green Realty Corp. (Cost $259,796)        257,782
                                                       --------------
                                                       --------------


Total Investments - 99.8% (Cost $16,753,434)*            $ 18,458,782
Other Assets and Liabilities, Net - 0.2%                       33,029
                                                       --------------
                                                       --------------
NET ASSETS - 100.0%                                     $  18,491,811
                                                       ==============
                                                       ==============

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                 Gross Unrealized Appreciation                 $ 1,798,644
                 Gross Unrealized Depreciation                    (93,296)
                                                            --------------
                                                            --------------
                 Net Unrealized Appreciation (Depreciation)   $  1,705,348

--------------------------------------------------------------------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005
--------------------------------------------------------------------------------


SHARES                                SECURITY DESCRIPTION                                   VALUE

COMMON STOCK - 96.8%

BASIC MATERIALS - 4.2%
                  50,600 Compass Minerals International, Inc.                               $ 1,265,000
                  70,300 HB Fuller Co.                                                        1,872,792
                                                                                         ---------------
                                                                                              3,137,792
                                                                                         ---------------

CAPITAL GOODS - 7.1%
                  95,100 EDO Corp.                                                            3,024,180
                  45,500 Lincoln Electric Holdings, Inc.                                      1,437,800
                  13,300 Rayovac Corp.+                                                         571,900
                  21,800 Velcro Industries NV                                                   279,476
                                                                                         ---------------
                                                                                              5,313,356
                                                                                         ---------------

COMMERCIAL SERVICES & SUPPLIES - 13.9%
                  50,700 Adesa, Inc.                                                          1,144,299
                  27,200 Banta Corp.                                                          1,195,712
                 368,914 Century Business Services, Inc.+                                     1,545,749
                  20,300 Chemed Corp.                                                         1,449,420
                  24,800 Convergys Corp.+                                                       371,752
                  51,100 Electro Rent Corp.+                                                    710,801
                  52,800 Fuel-Tech NV+                                                          343,728
                  39,000 Gartner, Inc.+                                                         375,570
                  41,700 Providence Service Corp.+                                              968,691
                  14,900 Rent-A-Center, Inc.+                                                   386,655
                  23,200 Silgan Holdings, Inc.                                                1,542,336
                  24,100 Standard Parking Corp.+                                                361,500
                                                                                         ---------------
                                                                                             10,396,213
                                                                                         ---------------

CONSUMER DISCRETIONARY - 2.2%
                  93,300 Corinthian Colleges, Inc.+                                           1,613,157
                                                                                         ---------------

CONSUMER STAPLES - 2.3%
                 162,000 Del Monte Foods Co.+                                                 1,715,580
                                                                                         ---------------

ENERGY - 5.1%
                  44,300 Arch Coal, Inc.                                                      1,975,337
                  41,300 Comstock Resources, Inc.+                                            1,135,750
                  15,600 Penn Virginia Corp.                                                    761,904
                                                                                         ---------------
                                                                                              3,872,991
                                                                                         ---------------

FINANCIALS - 19.8%
                  21,300 Affiliated Managers Group+                                           1,379,388
                 154,700 Crescent Real Estate Equities Co.                                    2,521,610
                   4,000 First City Liquidating Trust Loans Assets Corp.++/-                      2,800
                  68,100 Hilb Rogal & Hobbs Co.                                               2,336,511
                  85,700 Interactive Data Corp.+                                              1,733,711
                  80,200 Nelnet, Inc., Class A+                                               2,734,018
                  97,700 Providian Financial Corp.+                                           1,675,555
                 105,200 Trizec Properties, Inc.                                              1,888,340
                  34,400 Wellsford Real Properties, Inc.+                                       497,080
                                                                                         ---------------
                                                                                             14,769,013
                                                                                         ---------------

HEALTH CARE - 4.8%
                  44,100 Accredo Health, Inc.+                                                1,879,542
                  39,100 PolyMedica Corp.                                                     1,346,213
                  14,200 West Pharmaceutical Services, Inc.                                     364,940
                                                                                         ---------------
                                                                                              3,590,695
                                                                                         ---------------

HOTEL, RESTAURANTS & LEISURE - 3.8%
                  13,900 AFC Enterprises, Inc. +                                                366,960
                  65,600 Speedway Motorsports, Inc.                                           2,440,320
                                                                                         ---------------
                                                                                         ---------------
                                                                                              2,807,280
                                                                                         ---------------

INFORMATION TECHNOLOGY - 14.5%
                 136,900 infoUSA, Inc.+                                                       1,415,546
                  63,600 Intergraph Corp.+                                                    1,893,372
                  61,200 Lipman Electric Engineering, Ltd.                                    1,791,936
                   6,800 Mantech International Corp. +                                          167,824
                  19,900 Progress Software Corp. +                                              460,685
                  55,500 Storage Technology Corp.+                                            1,764,900
                  87,700 Technitrol, Inc.                                                     1,556,675
                  76,100 Transaction Systems Architects, Inc. +                               1,779,218
                                                                                         ---------------
                                                                                             10,830,156
                                                                                         ---------------


MEDIA - 6.4%
                  82,800 Hollinger International, Inc., Class A                                 952,200
                 144,000 MDC Partners, Inc., Class A+                                         1,545,120
                  32,800 RH Donnelley Corp.+                                                  2,000,800
                  26,500 Valuevision Media, Inc.+                                               344,500
                                                                                         ---------------
                                                                                              4,842,620
                                                                                         ---------------

RETAILING - 9.5%
                  22,500 Advanced Marketing Services +                                          166,950
                  56,400 Cash America International, Inc.                                     1,636,164
                  43,300 Handleman Co.                                                          892,413
                  49,900 Stage Stores, Inc.+                                                  1,924,144
                 158,900 Triarc Cos., Inc., Class A                                           2,475,662
                                                                                         ---------------
                                                                                              7,095,333

TRANSPORTATION - 3.2%
                  93,700 Pacer International, Inc.+                                           2,384,665
                                                                                         ---------------

                                                                                         ---------------
Total Common Stock (Cost $62,225,912)                                                        72,368,851
                                                                                         ---------------

MONEY MARKET FUND - 2.3%
               1,740,547 Cash Reserve Fund, Inc.,Institutional Series
                         (Cost $1,740,547)                                                    1,740,547
                                                                                         ---------------

Total Investments - 99.1%  (Cost $63,966,459)*                                             $ 74,109,398
Other Assets and Liabilities, Net - 0.9%                                                        646,694
                                                                                         ---------------
                                                                                         ---------------
NET ASSETS - 100.0%                                                                        $ 74,756,092
                                                                                         ===============

-------------------------------------------------------------------------
+ Non-income producing security.
+/- Restricted security which is subject to restrictions on resale under Federal securities  law. As of February 28,  2005,  the value of this  security  totaled
$2,800,  which  represents  less than 1% of Net Assets.  Following is additional information on the restricted security:
        SECURITY                        ACQUISITION DATE                        ACQUISITION COST
        --------                        ----------------                        ----------------
First City Liquidating Trust              March 4, 2003                   $             8,050
Loans Assets Corp.

*   Cost for  Federal  income  tax  purposes  is  substantially  the same as for financial statement purposes and net unrealized appreciation  (depreciation)
    consists of:
                         Gross Unrealized Appreciation                                      $11,373,546
                         Gross Unrealized Depreciation                                       (1,230,607)
                                                                                         ---------------
                         Net Unrealized Appreciation (Depreciation)                         $10,142,939

--------------------------------------------------------------------------------
BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SHARES                  SECURITY DESCRIPTION                         VALUE

COMMON STOCK - 98.5%
AUSTRALIA - 4.3%
     157,000 Lend Lease Corp., Ltd.                                $ 1,545,467
     136,700 St. George Bank, Ltd.                                   2,658,722
     185,100 WMC Resources, Ltd.                                     1,115,287
     160,000 Woodside Petroleum, Ltd.                                2,766,408
                                                                 --------------
                                                                 --------------
                                                                     8,085,884
                                                                 --------------
                                                                 --------------

CANADA - 3.5%
      38,000 Manulife Financial Corp.                                1,759,958
      52,000 Suncor Energy, Inc.                                     2,020,859
      82,500 Talisman Energy, Inc.                                   2,842,397
                                                                 --------------
                                                                 --------------
                                                                     6,623,214
                                                                 --------------
                                                                 --------------

DENMARK - 1.2%
      41,000 Novo-Nordisk A/S, Series B                              2,281,169
                                                                 --------------
                                                                 --------------

FINLAND - 0.5%
      56,000 Nokia OYJ                                                 912,792
                                                                 --------------
                                                                 --------------

FRANCE - 8.0%
    $ 96,844 France Telcom SA                                        2,930,845
    $ 22,600 L'Oreal SA                                              1,774,388
    $ 23,500 LVMH Moet Hennessy                                      1,745,233
    $ 9,815  SEB SA                                                  1,146,458
    $ 57,300 Societe Television Francaise 1                          1,864,921
    $ 23,950 Total SA                                                5,699,951
                                                                 --------------
                                                                 --------------
                                                                    15,161,796
                                                                 --------------
                                                                 --------------

GERMANY - 5.1%
      22,000 Allianz AG                                              2,771,241
      29,000 Altana AG                                               1,786,082
      37,000 BASF AG                                                 2,765,493
      56,624 Bayerische Motoren Werke AG                             2,426,160
                                                                 --------------
                                                                 --------------
                                                                     9,748,976
                                                                 --------------
                                                                 --------------

GREECE - 0.5%
     169,200 Hellenic Technodomiki Tev SA                              862,416
                                                                 --------------
                                                                 --------------

HONG KONG - 6.2%
     706,700 Byd Co., Ltd.                                           2,165,637
     400,000 China Mobile Hong Kong, Ltd.                            1,305,270
     370,000 CLP Holdings, Ltd.                                      2,120,616
   3,700,000 CNOOC, Ltd.                                             2,146,708
   1,030,000 Hong Kong & China Gas                                   2,159,274
     210,000 Hutchinson Whampoa, Ltd.                                1,898,284
                                                                 --------------
                                                                 --------------
                                                                    11,795,789
                                                                 --------------
                                                                 --------------

IRELAND - 3.9%
     178,000 Allied Irish Banks plc                                  3,827,545
     127,000 CRH plc                                                 3,582,185
                                                                 --------------
                                                                 --------------
                                                                     7,409,730
                                                                 --------------
                                                                 --------------

JAPAN - 28.8%
     350,000 Bank of Fukuoka, Ltd.                                   2,121,110
      91,500 Canon, Inc.                                             4,843,266
      72,700 Daikin Industries, Ltd.                                 1,819,504
      78,000 Denso Corp.                                             2,000,767
      58,000 Eisai Co., Ltd.                                         1,963,274
      72,000 FamilyMart Co., Ltd.                                    2,147,193
      29,000 Fanuc, Ltd.                                             1,913,219
      72,000 Fujisawa Pharmaceutical Co., Ltd.                       1,808,889
      14,500 Hirose Electric Co., Ltd.                               1,612,888
      38,000 Honda Motor Co., Ltd.                                   2,044,206
      13,000 Hoya Corp.                                              1,414,873
      77,000 Kao Corp.                                               1,831,136
         450 KDDI Corp.                                              2,317,208
       8,400 Keyence Corp.                                           2,041,099
         125 Millea Holdings, Inc.                                   1,833,917
     155,000 Mitsubishi Estate Co., Ltd.                             1,890,588
         210 Mitsubishi Tokyo Financial Group                        1,921,082
      24,500 Murata Manufacturing Co., Ltd.                          1,357,913
     221,000 Nikko Cordial Corp.                                     1,099,861
         240 Nippon Telegraph & Telephone Corp.                      1,042,528
         600 NTT DoCoMo, Inc.                                        1,024,117
      18,700 Rohm Co., Ltd.                                          1,886,407
     117,000 Secom Co., Ltd.                                         4,846,718
      44,000 Shin-Etsu Chemical Co., Ltd.                            1,801,601
      43,000 Sony Corp.                                              1,645,203
      39,000 Takeda Pharmaceutical Co., Ltd.                         1,873,616
     173,000 Yamaha Corp.                                            2,612,792
                                                                 --------------
                                                                 --------------
                                                                    54,714,975
                                                                 --------------
                                                                 --------------

NETHERLANDS - 5.0%
     100,500 ABN AMRO Holdings NV                                    2,773,358
      46,000 Heineken Holding NV, Class A                            1,422,653
     195,500 Reed Elsevier NV                                        2,942,694
      87,679 TPG NV                                                  2,457,960
                                                                 --------------
                                                                 --------------
                                                                     9,596,665
                                                                 --------------
                                                                 --------------

SOUTH KOREA - 1.7%
      12,000 Samsung Electronics Co., Ltd.                           3,141,580
                                                                 --------------
                                                                 --------------


SPAIN - 2.3%
     101,661 Endesa SA                                               2,306,119
      67,000 Inditex SA                                              2,073,904
                                                                 --------------
                                                                 --------------
                                                                     4,380,023
                                                                 --------------
                                                                 --------------

SWEDEN - 1.5%
     280,000 Ericsson LM, Class B                                      828,876
      57,000 Hennes & Mauritz AB, Class B                            2,013,131
                                                                 --------------
                                                                 --------------
                                                                     2,842,007
                                                                 --------------
                                                                 --------------

SWITZERLAND - 4.5%
      33,524 CIBA Specialty Chemicals AG                             2,381,130
       6,500 Nestle SA                                               1,810,233
      28,000 Novartis AG                                             1,408,463
      16,500 Zurich Financial Services AG                            3,050,648
                                                                 --------------
                                                                 --------------
                                                                     8,650,474
                                                                 --------------
                                                                 --------------

TAIWAN - 2.2%
   1,100,000 Compal Electronics, Inc.                                1,058,577
     334,200 Taiwan Semiconductor Manufacturing Co., Ltd. ADR        3,047,904
                                                                 --------------
                                                                 --------------
                                                                     4,106,481
                                                                 --------------
                                                                 --------------

THAILAND - 0.3%
   5,000,000 Charoen Pokphand Foods plc                                480,794
                                                                 --------------
                                                                 --------------

UNITED KINGDOM - 19.0%
     380,000 BG Group plc                                            2,987,433
     278,400 BP plc                                                  3,012,964
     776,100 Centrica plc                                            3,534,575
     329,200 Davis Service Group plc                                 2,751,300
     127,000 GlaxoSmithKline plc                                     3,039,927
     300,000 Kingfisher plc                                          1,684,024
     780,000 Misys plc                                               3,424,663
      58,000 Reckitt Benckiser plc                                   1,831,725
      78,500 Royal Bank of Scotland Group plc                        2,695,314
     509,279 Tesco plc                                               2,993,642
     325,000 Unilever plc                                            3,115,179
   1,132,500 Vodafone Group plc                                      2,971,413
     450,000 William Morrison Supermarkets plc                       1,941,104
                                                                 --------------
                                                                 --------------
                                                                    35,983,263
                                                                 --------------
                                                                 --------------

Total Common Stock (Cost $158,491,627)                             186,778,028
                                                                 --------------
                                                                 --------------

MONEY MARKET FUND - 0.4%
     702,239 CitiSM Institutional Trust Liquid Reserves,
             Class A (Cost $702,239)                                  702,239
                                                                 --------------
                                                                 --------------


Total Investments - 98.9% (Cost $159,193,866)*                   $ 187,480,267
Other Assets and Liabilities, Net - 1.1%                             2,163,546
                                                                 --------------
                                                                 --------------
NET ASSETS - 100.0%                                              $ 189,643,813
                                                                 ==============
                                                                 ==============

---------------------------------------------------------------
---------------------------------------------------------------
ADR - American Depositary Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
             Gross Unrealized Appreciation                         $ 28,606,158
             Gross Unrealized Depreciation                             (319,757)
                                                                  --------------
                                                                  --------------
             Net Unrealized Appreciation (Depreciation)            $ 28,286,401

--------------------------------------------------------------------------------
BROWN ADVISORY VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005
--------------------------------------------------------------------------------

      SHARES                    SECURITY DESCRIPTION                                        VALUE

COMMON STOCK - 92.6%

BANKS- 6.6%
            82,940 Wachovia Corp.                                                        $ 4,396,649
           106,187 Washington Mutual, Inc.                                                 4,455,607
                                                                                 --------------------
                                                                                 --------------------
                                                                                           8,852,256
                                                                                 --------------------

BASIC MATERIALS - 4.6%
            62,080 Bowater, Inc.                                                           2,410,566
           198,050 RPM International, Inc.                                                 3,709,477
                                                                                 --------------------
                                                                                 --------------------
                                                                                           6,120,043
                                                                                 --------------------

CONSUMER DISCRETIONARY - 17.5%
            26,560 CVS Corp.                                                               1,323,485
            99,445 Jones Apparel Group, Inc.                                               3,159,368
            46,350 Lowe's Cos., Inc.                                                       2,724,453
           189,620 Mattel, Inc.                                                            3,966,850
            76,287 May Department Stores Co.                                               2,632,664
           193,835 Nokia Corp. ADR                                                         3,128,497
            46,350 Reebok International, Ltd.                                              2,046,816
           256,200 Time Warner, Inc.+                                                      4,414,326
                                                                                 --------------------
                                                                                          23,396,459
                                                                                 --------------------

CONSUMER STAPLES - 5.0%
            22,660 Constellation Brands, Inc., Class A+                                    1,212,990
           189,620 Safeway, Inc.+                                                          3,489,008
            29,495 Unilever NV                                                             1,972,921
                                                                                 --------------------
                                                                                           6,674,919
                                                                                 --------------------

DIVERSIFIED FINANCIALS - 8.2%
           131,470 Citigroup, Inc.                                                         6,273,748
            26,125 Freddie Mac                                                             1,619,750
            54,780 Morgan Stanley                                                          3,093,427
                                                                                 --------------------
                                                                                          10,986,925
                                                                                 --------------------

ENERGY - 3.4%
            73,320 ChevronTexaco Corp.                                                     4,551,706
                                                                                 --------------------

HEALTH CARE - 16.0%
           114,000 Health Management Associates, Inc., Class A                             2,618,580
            83,075 McKesson Corp.                                                          3,102,020
           245,243 Merck & Co., Inc.                                                       7,774,203
           301,710 Pfizer, Inc.                                                            7,931,956
                                                                                 --------------------
                                                                                          21,426,759
                                                                                 --------------------

INDUSTRIALS - 5.4%
            80,935 Dover Corp.                                                             3,129,756
            53,100 Snap-On, Inc.                                                           1,757,610
            37,925 Union Pacific Corp.                                                     2,406,341
                                                                                 --------------------
                                                                                 --------------------
                                                                                           7,293,707
                                                                                 --------------------

INFORMATION TECHNOLOGY - 11.9%
            55,765 Affiliated Computer Services, Inc., Class A+                            2,883,050
           248,615 BEA Systems, Inc.+                                                      2,063,504
           209,005 Hewlett-Packard Co.                                                     4,347,304
           383,815 Parametric Technology Corp.+                                            2,206,936
            46,560 Pitney Bowes, Inc.                                                      2,135,242
            85,537 Texas Instruments, Inc.                                                 2,264,164
                                                                                 --------------------
                                                                                          15,900,200
                                                                                 --------------------

INSURANCE- 14.0%
            80,060 Chubb Corp.                                                             6,333,547
            52,250 Lincoln National Corp.                                                  2,447,913
             6,740 Markel Corp.+                                                           2,409,550
           111,990 Marsh & McLennan Cos., Inc.                                             3,656,474
            80,905 RenaissanceRe Holdings, Ltd.                                            3,852,696
                                                                                 --------------------
                                                                                          18,700,180
                                                                                 --------------------


Total Common Stock (Cost $113,659,934)                                                   123,903,154
                                                                                 --------------------

MONEY MARKET FUNDS - 7.1%
         4,729,328 Cash Reserve Fund, Inc., Institutional Series                           4,729,328
         4,706,930 Cash Reserve Fund, Inc., Prime Series                                   4,706,930
                                                                                 --------------------

Total Money Market Funds (Cost $9,436,258)                                                 9,436,258
                                                                                 --------------------


Total Investments - 99.7% (Cost $123,096,192)*                                         $ 133,339,412
Other Assets and Liabilities, Net - 0.3%                                                     418,911
                                                                                 --------------------
                                                                                 --------------------
NET ASSETS - 100.0%                                                                    $ 133,758,323
                                                                                 ====================


--------------------------------------------------------------------------------
+ Non-income producing security.
*Cost  for  Federal  income  tax  purposes  is  substantially  the  same  as for financial  statement  purposes and net unrealized  appreciation  (depreciation)
 consists of:

                   Gross Unrealized Appreciation                                         $ 13,965,564
                   Gross Unrealized Depreciation                                           (3,722,344)
                                                                                   -------------------
                   Net Unrealized Appreciation (Depreciation)                            $ 10,243,220

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005
--------------------------------------------------------------------------------


SHARES                  SECURITY DESCRIPTION                               VALUE

COMMON STOCK - 98.0%
AUTOS & TRANSPORTATION - 4.1%
     113,940 Forward Air Corp.                                    $ 5,045,263
                                                               ---------------

BIO-TECHNOLOGY - 9.3%
     123,989 Affymetrix, Inc.+                                      5,298,050
      93,642 Martek Biosciences Corp.+                              6,274,014
                                                               ---------------
                                                                   11,572,064
                                                               ---------------

COMMUNICATION SERVICES & EQUIPMENT - 10.7%
     218,729 Akamai Technologies, Inc.+                             2,408,206
     302,632 Tekelec, Inc.+                                         5,138,691
     244,978 WebEx Communications, Inc.+                            5,725,136
                                                               ---------------
                                                                   13,272,033
                                                               ---------------

CONSUMER DISCRETIONARY - 18.8%
      13,710 Apollo Group, Inc., Class A+                           1,009,604
      64,052 Bright Horizons Family Solutions, Inc.+                4,411,902
      11,502 Corporate Executive Board Co.                            719,450
     117,191 CoStar Group, Inc.+                                    4,316,145
      88,778 Getty Images, Inc.+                                    6,333,423
     137,880 Hot Topic, Inc.+                                       2,945,117
     399,305 iPass, Inc.+                                           2,431,767
      21,729 Princeton Review, Inc.+                                  117,337
      27,494 Universal Technical Institute, Inc.+                     979,611
                                                               ---------------
                                                                   23,264,356
                                                               ---------------

DIAGNOSTICS - 1.9%
      45,531 Gen-Probe, Inc.+                                       2,317,983
                                                               ---------------

FINANCIALS - 6.2%
     315,856 Digital Insight Corp.+                                 5,069,489
      59,198 iPayment, Inc.+                                        2,547,882
                                                               ---------------
                                                                    7,617,371
                                                               ---------------

HEALTH CARE SERVICES - 12.6%
      93,626 Accredo Health, Inc.+                                  3,990,340
     303,207 Eclipsys Corp.+                                        4,669,388
      69,655 Open Solutions, Inc.+                                  1,420,962
     117,166 Sunrise Senior Living, Inc.+                           5,553,668
                                                               ---------------
                                                                   15,634,358
                                                               ---------------

MATERIALS & PROCESSING - 4.9%
      31,492 Senomyx, Inc.+                                           349,246
     133,247 Symyx Technologies, Inc.+                              3,716,259
      44,246 Trex Co., Inc.+                                        2,013,636
                                                               ---------------
                                                                    6,079,141
                                                               ---------------

MEDICAL DEVICES - 12.3%
     132,165 Align Technology, Inc.+                                1,000,489
     230,809 ArthroCare Corp.+                                      6,651,915
     105,975 CardioDynamics International Corp.+                      465,230
     173,145 EPIX Pharmaceuticals, Inc.+                            1,449,224
      23,924 Intuitive Surgical, Inc.+                              1,128,017
     164,204 SonoSite, Inc.+                                        4,479,485
                                                               ---------------
                                                                   15,174,360
                                                               ---------------

PRODUCER DURABLES - 4.3%
     196,487 ATMI, Inc.+                                            5,348,376
                                                               ---------------

SECURITY TECHNOLOGY - 3.7%
      66,470 Digimarc Corp.+                                          514,478
     249,333 RSA Security, Inc.+                                    4,074,101
                                                               ---------------
                                                                    4,588,579
                                                               ---------------

SEMI-ELECTRONICS - 3.4%
     124,831 Power Integrations, Inc.+                              2,651,410
     208,254 Skyworks Solutions, Inc.+                              1,511,924
                                                               ---------------
                                                               ---------------
                                                                    4,163,334
                                                               ---------------

SOFTWARE - 5.8%
      55,439 Concur Technologies, Inc.+                               468,460
     225,330 Synplicity, Inc.+                                      1,383,526
     395,848 Wind River Systems, Inc.+                              5,328,114
                                                               ---------------
                                                               ---------------
                                                                    7,180,100
                                                               ---------------

Total Common Stock (Cost $78,076,180)                             121,257,318
                                                               ---------------

MONEY MARKET FUND - 1.5%
   1,794,522 Cash Reserve Fund, Inc., Institutional Series
             (Cost $1,794,522)                                      1,794,522
                                                               ---------------

Total Investments - 99.5%  (Cost $79,870,702)*                  $ 123,051,840
Other Assets and Liabilities, Net - 0.5%                              623,042
                                                               ---------------
                                                               ---------------
NET ASSETS - 100.0%                                             $ 123,674,882
                                                               ===============

---------------------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
       Gross Unrealized Appreciation                               $ 48,689,384
       Gross Unrealized Depreciation                                 (5,508,246)
                                                                 ---------------
       Net Unrealized Appreciation (Depreciation)                  $ 43,181,138

------------------------------------------------------------------
BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005
------------------------------------------------------------------

SHARES           SECURITY DESCRIPTION                    VALUE

COMMON STOCK - 98.0%
CONSUMER DISCRETIONARY - 21.5%
    13,000 Best Buy Co., Inc.                           $ 702,260
    26,000 Comcast Corp., Class A+                        828,360
     9,000 Costco Wholesale Corp.                         419,310
    33,000 InterActiveCorp.+                              742,500
    27,000 Kohl's Corp.+                                1,292,490
    21,000 Lowe's Cos., Inc.                            1,234,380
    18,000 Marriott International, Inc., Class A        1,153,800
    20,000 Outback Steakhouse, Inc.                       898,200
    15,000 Target Corp.                                   762,300
    49,000 Time Warner, Inc.+                             844,270
    27,000 Viacom, Inc., Class B                          942,300
                                                       -----------
                                                        9,820,170
                                                       -----------

CONSUMER STAPLES - 9.6%
    18,000 Anheuser-Busch Cos., Inc.                      854,100
    25,000 PepsiCo, Inc.                                1,346,500
    18,000 Sysco Corp.                                    619,560
    37,000 Walgreen Co.                                 1,584,710
                                                       -----------
                                                        4,404,870
                                                       -----------

ENERGY - 5.3%
    13,000 Exxon Mobil Corp.                              823,030
    21,000 Schlumberger, Ltd.                           1,584,450
                                                       -----------
                                                        2,407,480
                                                       -----------

FINANCIALS - 13.5%
    16,000 American Express Co.                           866,400
    20,000 American International Group, Inc.           1,336,000
    19,000 Citigroup, Inc.                                906,680
    10,000 Freddie Mac                                    620,000
    40,000 Mellon Financial Corp.                       1,147,200
    23,000 Morgan Stanley                               1,298,810
                                                       -----------
                                                        6,175,090
                                                       -----------

HEALTH CARE - 20.5%
    19,500 Abbott Laboratories                            896,805
    22,000 Amgen, Inc.+                                 1,355,420
    15,000 Cephalon, Inc.+                                736,050
    19,000 Eli Lilly & Co.                              1,064,000
     9,000 Forest Laboratories, Inc.+                     384,300
    21,000 Laboratory Corp. of America Holdings+        1,005,690
    23,000 Medtronic, Inc.                              1,198,760
    22,500 Merck & Co., Inc.                              713,250
    57,000 Pfizer, Inc.                                 1,498,530
    13,000 Pharmaceutical Product Development, Inc.+      554,450
                                                       -----------
                                                        9,407,255
                                                       -----------

INDUSTRIALS -6.2%
    34,000 General Electric Co.                         1,196,800
    15,000 Jacobs Engineering Group, Inc.+                839,700
    11,000 L-3 Communications Holdings, Inc.              793,100
                                                       -----------
                                                        2,829,600
                                                       -----------

INFORMATION TECHNOLOGY - 21.4%
    28,000 Accenture, Ltd. +                              715,400
    23,000 Affiliated Computer Services, Inc. Class A+  1,189,100
    18,000 Analog Devices, Inc.                           660,960
    74,000 BEA Systems, Inc.+                             614,200
    76,000 Cisco Systems, Inc.+                         1,323,920
        69 Computer Associates International, Inc.          1,869
    30,000 Dell, Inc.+                                  1,202,700
    11,800 Intel Corp.                                    282,964
    63,000 Microsoft Corp.                              1,586,340
    74,000 Parametric Technology Corp.+                   425,500
    13,000 Qualcomm, Inc.                                 469,430
    28,000 Texas Instruments, Inc.                        741,160
    25,000 Veritas Software Corp.+                        605,500
                                                       -----------
                                                        9,819,043
                                                       -----------

Total Common Stock (Cost $39,420,603)                  44,863,508
                                                       -----------

MONEY MARKET FUNDS - 2.6%
 1,170,114 Cash Reserve Fund, Inc., Institutional
           Series (Cost $1,170,114)                     1,170,114
                                                       -----------

Total Investments - 100.6%  (Cost $40,590,717)*        46,033,622
Other Assets & Liabilities, Net -(0.6)%                  (254,578)
                                                       -----------
                                                       -----------
NET ASSETS - 100.0%                                    45,779,044
                                                       ===========

--------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
           Gross Unrealized Appreciation                7,534,576
           Gross Unrealized Depreciation               (2,091,671)
                                                       -----------
           Net Unrealized Appreciation (Depreciation)   5,442,905

--------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28,2005
--------------------------------------------------------------------------------



FACE AMOUNT                 SECURITY DESCRIPTION                                        RATE           MATURITY          VALUE

MUNICIPAL BONDS - 98.5%
GENERAL OBLIGATION BONDS - 39.6%
     $ 100,000 Anne Arundel County Maryland                                             5.25%           08/01/09       $109,482
       100,000 Anne Arundel County Maryland                                             5.00            02/01/10        106,847
       250,000 Anne Arundel County Maryland                                             5.00            02/15/10        272,452
       165,000 Anne Arundel County Maryland                                             5.00            05/15/13        178,573
       500,000 Anne Arundel County Maryland                                             4.75            02/15/17        528,165
       500,000 Anne Arundel County Maryland                                             4.80            02/15/18        527,675
     1,400,000 Baltimore County Maryland Construction & Public Improvement              5.00            09/01/13      1,540,616
       835,000 Baltimore County Maryland Metropolitan District                          4.40            08/01/09        882,603
       500,000 Baltimore County Maryland Metropolitan District 67th Issue               5.00            06/01/07        526,305
       200,000 Carroll County Maryland County Commissioners Consolidated Public
                Improvement Prerefunded 12/01/06 @ 101                                  5.10            12/01/12        210,790
       100,000 Carroll County Maryland County Commissioners Consolidated Public
                Improvement Prerefunded 12/01/07 @ 101                                  5.00            12/01/15        107,170
       500,000 Charles County Maryland Consolidated Public Improvement                  4.20            02/01/11        528,025
       500,000 Charles County Maryland County Commissioners Consolidated Public
                Improvement                                                             3.00            06/01/06        503,690
       250,000 Charles County Maryland County Commissioners Consolidated Public
                Improvement                                                             3.00            03/01/10        250,103
       100,000 Frederick County Maryland Public Facilities                              5.00            07/01/07        105,333
       800,000 Frederick County Maryland Public Facilities                              4.00            07/01/08        831,824
       225,000 Frederick County Maryland Public Facilities Series A                     3.80            07/01/07        230,949
       250,000 Garrett County Maryland Hospital Refunding FGIC Insured                  5.10            07/01/09        271,690
       740,000 Harford County Maryland                                                  5.00            12/01/13        796,765
       200,000 Harford County Maryland Consolidated Public Improvement                  4.25            01/15/13        210,428
       240,000 Howard County Maryland Consolidated Public Improvement Series A          4.30            02/15/08        250,865
       350,000 Howard County Maryland Consolidated Public Improvement Series A          5.00            02/15/08        372,778
       295,000 Howard County Maryland Consolidated Public Improvement Series A          5.00            02/15/09        312,945
       230,000 Howard County Maryland Consolidated Public Improvement Series A          2.50            08/15/10        221,414
        30,000 Howard County Maryland Consolidated Public Improvement Series A
                Prerefunded 02/15/08 @ 100                                              5.00            02/15/09        31,961
       565,000 Maryland National Capital Park & Planning Park Acquisition &
                Development Series BB2                                                  3.50            07/01/09        578,374
     1,100,000 Montgomery County Maryland Consolidated Public Improvement Series A      5.00            01/01/10      1,173,755
       325,000 Montgomery County Maryland Consolidated Public Improvement Series A      4.70            01/01/13        342,999
       500,000 Montgomery County Maryland Consolidated Public Improvement Series A      5.00            09/01/15        553,480
       500,000 Montgomery County Maryland Consolidated Public Improvement Series A      5.00            04/01/17        546,345
     1,090,000 Montgomery County Maryland Consolidated Public Improvement Series
                A Prerefunded 05/01/08 @ 101                                            4.88            05/01/13      1,171,467
       125,000 Montgomery County Maryland Consolidated Public Improvement Series
                A Prerefunded 05/01/09 @ 101                                            4.75            05/01/12        135,161
       100,000 Montgomery County Maryland Consolidated Public Improvement Series
               A Prerefunded 01/01/10 @ 101                                             5.60            01/01/16        112,473
     1,000,000 Montgomery County Maryland Series A                                      5.00            11/01/07      1,061,120
       500,000 Ocean City Maryland FGIC Insured                                         4.25            03/01/11        528,070
       600,000 Ocean City Maryland MBIA Insured                                         3.25            03/01/11        601,140
     1,000,000 Prince Georges County Maryland Consolidated Public Improvement           3.25            09/15/11      1,001,400
        50,000 Prince Georges County Maryland Consolidated Public Improvement
               FSA Insured                                                              5.00            10/01/12        54,774
       500,000 St Mary's County Maryland Public Facilities                              3.25            11/01/08       508,635
       385,000 State of Maryland State & Local Facilities Loan 1st Series               4.00            03/01/08       399,310
       500,000 State of Maryland State & Local Facilities Loan 1st Series               4.75            03/01/09       531,780
        50,000 State of Maryland State & Local Facilities Loan 1st Series               4.50            03/01/14        52,180
       500,000 State of Maryland State & Local Facilities Loan 1st Series               5.00            08/01/15       553,115
       625,000 State of Maryland State & Local Facilities Loan 1st Series
                Prerefunded 02/15/06 @ 100.5                                            4.50            02/15/08       640,631
       225,000 State of Maryland State & Local Facilities Loan 2nd Series               5.00            08/01/08       238,887
       300,000 State of Maryland State & Local Facilities Loan 2nd Series
                Prerefunded 10/15/05 @ 100.5                                            5.00            10/15/07       306,603
       350,000 State of Maryland State & Local Facilities Loan 2nd Series
                Prerefunded 10/15/05 @ 101.5                                            5.00            10/15/09       361,155
       150,000 State of Maryland State & Local Facilities Loan 2nd Series
                Prerefunded 08/01/07 @ 101                                              5.00            08/01/09       159,843
       500,000 State of Maryland State & Local Facilities Loan 3rd Series               5.00            10/15/06       520,180
     2,070,000 State of Maryland State & Local Facilities Loan Capital
                Improvement Series A                                                    5.50            08/01/13     2,375,946
       500,000 Washington Suburban Sanitation District - General Construction           5.00            06/01/08       535,055
       500,000 Washington Suburban Sanitation District - General Construction           4.25            06/01/10       529,250
       100,000 Washington Suburban Sanitation District - General Construction           5.00            06/01/23       105,359
       450,000 Washington Suburban Sanitation District - Sewage Disposal                5.25            06/01/07       476,127
     1,000,000 Washington Suburban Sanitation District - Sewage Disposal                5.25            06/01/10     1,106,760
       200,000 Washington Suburban Sanitation District - Sewage Disposal 2nd Series     4.75            06/01/07       209,432
       475,000 Washington Suburban Sanitation District - Water Supply                   4.38            06/01/07       493,520
       500,000 Washington Suburban Sanitation District - Water Supply                   4.25            06/01/10       529,250
       500,000 Washington Suburban Sanitation District - Water Supply 2nd Series        3.00            06/01/11       494,495
                                                                                                                    ----------
Total General Obligation Bonds (Cost $28,376,438)                                                                   28,897,519
                                                                                                                    ----------

REVENUE BONDS - 58.9%
       635,000 Baltimore Maryland Certificates of Participation - Emergency
                Telecom Facilities Series A AMBAC Insured                               4.70            10/01/06       656,101
       925,000 Baltimore Maryland Convention Center MBIA Insured                        5.00            09/01/19       997,418
       185,000 Carroll County Maryland Fairhaven & Copper Ridge Series A
                RADIAN Insured                                                          5.20            01/01/10       200,085
       170,000 Frederick County Maryland Educational Facilities Revenue Mount
                Saint Mary's College Series A                                           4.55             09/01/06      173,633
       170,000 Frederick County Maryland Educational Facilities Revenue Mount
                Saint Mary's College Series A                                           4.65            09/01/07       175,443
       400,000 Frederick County Maryland Educational Facilities Revenue Mount
                Saint Mary's College Series A                                           4.80            09/01/09       418,640
       740,000 Maryland Community Development Administration - Infrastructure
                Financing Series B MBIA Insured                                         4.35            06/01/06       756,931
       175,000 Maryland Community Development Administration - Residential
                Program Series A                                                        4.05            09/01/07       175,800
     1,000,000 Maryland Community Development Administration - Single Family
                Program 1st Series                                                      4.65            04/01/12     1,052,830
       500,000 Maryland Community Development Administration - Single Family
                Program 1st Series                                                      4.75            04/01/13       525,770
       250,000 Maryland Community Development Administration Series D                   2.65            09/01/07       250,925
     1,100,000 Maryland Department of Transportation                                    5.50            09/01/06     1,149,467
       500,000 Maryland Department of Transportation                                    5.00            11/01/08       538,650
       500,000 Maryland Department of Transportation                                    5.00            12/15/08       539,700
       500,000 Maryland Department of Transportation                                    5.50            02/01/10       556,000
     1,000,000 Maryland Department of Transportation                                    5.25            12/15/16     1,138,300
       900,000 Maryland Department of Transportation 2nd Issue                          3.00            06/01/11       884,565
     1,050,000 Maryland Department of Transportation 2nd Issue                          4.00            06/01/13     1,087,474
       300,000 Maryland Department of Transportation Prerefunded 12/01/05 @ 101         5.00            12/01/09       309,018
     1,850,000 Maryland Department of Transportation Prerefunded 12/15/08 @ 100         5.50            12/15/11     2,028,673
       255,000 Maryland Economic Development Corporation - Bowie State
                University Project                                                      4.00            06/01/09       260,143
       500,000 Maryland Economic Development Corporation - Maryland Department
                 of Transportation Headquarters                                         5.00            06/01/15       543,430
       250,000 Maryland Economic Development Corporation - University of
                Maryland College Park Project                                           4.00            06/01/09       256,040
       340,000 Maryland Economic Development Corporation - University of
                Maryland College Park Project                                           4.25            06/01/10       352,216
       700,000 Maryland Economic Development Corporation - University of
                Maryland College Park Project AMBAC Insured                             4.00            07/01/08       724,220
       300,000 Maryland Economic Development Corporation - University of
                Maryland College Park Project AMBAC Insured                             5.38            07/01/12       334,218
       430,000 Maryland Economic Development Corporation - University of
                Maryland Series A                                                       4.00            10/01/08       438,643
       245,000 Maryland Economic Development Corporation - University of
                Maryland Series A                                                       4.50            10/01/11       252,818
       410,000 Maryland Economic Development Corporation - University Village
                Sheppard Pratt ACA Insured                                              4.75            07/01/07       424,821
       500,000 Maryland Health & Higher Educational Facilities - Adventist
                Health Care Series A                                                    5.00            01/01/14       518,595
       500,000 Maryland Health & Higher Educational Facilities - Board of Child
                 Care                                                                   4.50            07/01/12       526,805
       450,000 Maryland Health & Higher Educational Facilities - Bullis School
                FSA Insured                                                             5.00            07/01/13       491,755
       100,000 Maryland Health & Higher Educational Facilities - Bullis School
                FSA Insured                                                             5.00            07/01/15       108,537
       120,000 Maryland Health & Higher Educational Facilities - Carroll County
                General Hospital                                                        4.25            07/01/08       123,805
       250,000 Maryland Health & Higher Educational Facilities - Carroll County
                 General Hospital                                                       4.63            07/01/10       261,723
       500,000 Maryland Health & Higher Educational Facilities - Carroll County
                General Hospital                                                        5.00            07/01/13       526,795
       500,000 Maryland Health & Higher Educational Facilities - Charity Obligated
                Group Series A                                                          4.75            11/01/14       520,360
       500,000 Maryland Health & Higher Educational Facilities - Civista Medical
                System RADIAN Insured                                                   4.50            07/01/28       484,855
       400,000 Maryland Health & Higher Educational Facilities - Frederick
                Memorial Hospital                                                       3.60            07/01/08       406,672
       450,000 Maryland Health & Higher Educational Facilities - Frederick
                Memorial Hospital                                                       4.20            07/01/11       461,444
       250,000 Maryland Health & Higher Educational Facilities - Goucher College        4.50            07/01/19       252,745
       500,000 Maryland Health & Higher Educational Facilities - Greater
                Baltimore Medical Center                                                5.00            07/01/20       517,955
       300,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                Health System AMBAC Insured                                             5.10            07/01/10       320,739
       500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                 Hospital                                                               5.00            05/15/10       540,035
       900,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                 Hospital                                                               5.00            05/15/11       976,068
       500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                Hospital                                                                4.60            05/15/14       519,765
       100,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                Hospital                                                                4.70            05/15/15       104,019
        90,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                University Prerefunded 07/01/09 @ 101                                   6.00            07/01/39       101,957
       250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                University Series A                                                     4.00            07/01/08       258,972
       500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                University Series A                                                     5.00            07/01/10       544,230
       250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                University Series A                                                     5.00            07/01/12       270,927
       250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins
                University Series A                                                     5.00            07/01/13       271,728
       235,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger
                 Institute                                                              3.88            07/01/10       238,050
       535,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger
                 Institute                                                              5.30            07/01/12       559,337
       200,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger
                 Institute                                                              4.38            07/01/13       202,572
       575,000 Maryland Health & Higher Educational Facilities - Lifebridge
                Health Series A                                                         5.00            07/01/08       610,064
     1,000,000 Maryland Health & Higher Educational Facilities - Medstar Health         5.00            08/15/09     1,057,880
       250,000 Maryland Health & Higher Educational Facilities - McLean School          5.00            07/01/08       263,050
       575,000 Maryland Health & Higher Educational Facilities - Medlantic/Helix
                 Series B AMBAC Insured                                                 4.00            08/15/06       587,150
       600,000 Maryland Health & Higher Educational Facilities - Pickersgill
                Series A                                                                5.85            01/01/10       635,328
       635,000 Maryland Health & Higher Educational Facilities - Sheppard Pratt
                 Series A                                                               3.00            07/01/09       621,919
       430,000 Maryland Health & Higher Educational Facilities - Sheppard Pratt
                Series A                                                                3.30            07/01/10       422,948
       250,000 Maryland Health & Higher Educational Facilities - Union Hospital
                of Cecil County                                                         3.75            07/01/08       253,800
     1,000,000 Maryland Health & Higher Educational Facilities - University of
                Maryland Medical System                                                 5.00            07/01/09     1,050,590
       750,000 Maryland Health & Higher Educational Facilities - University of
                Maryland Medical System                                                 5.00            07/01/12       797,025
       805,000 Maryland Industrial Development Financing Authority - American
                Center for Physics                                                      3.95            12/15/07       830,132
       500,000 Maryland Industrial Development Financing Authority - Holy Cross
                 Health System Corporation                                              5.50            12/01/08       542,365
       500,000 Maryland Industrial Development Financing Authority - National
                Aquarium Baltimore Series B                                             4.50            11/01/14       523,325
       500,000 Maryland Transportation Authority FSA Insured                            5.00            07/01/10       547,060
     1,000,000 Maryland Water Quality Financing Series A                                5.30            09/01/09     1,015,150
       500,000 Montgomery County Maryland - Germantown Indoor Swim Center Project       2.50            04/01/08       494,120
       500,000 Montgomery County Maryland - Housing Opportunity Commission Aston
                 Woods Apartments Series A Multi-Family Revenue                         4.90            05/15/31       527,685
       390,000 Montgomery County Maryland - Housing Opportunity Commission Series
                 A Single Family Mortgage                                               2.85            07/01/07       393,452
       225,000 Montgomery County Maryland - Housing Opportunity Commission Series
                 A Single Family Mortgage                                               4.15            07/01/08       230,236
       200,000 Montgomery County Maryland - Housing Opportunity Commission Series
                 A Multi-Family Mortgage                                                5.40            07/01/11       215,288
       500,000 Montgomery County Maryland - Solid Waste Disposal Series A AMBAC
                Insured                                                                 3.25            06/01/08       506,870
     1,000,000 University of Maryland System Auxiliary Facility & Tuition
                Revenue Series A                                                        5.00            04/01/08     1,066,690
       485,000 University of Maryland System Auxiliary Facility & Tuition
                Revenue Series A                                                        4.00            10/01/08       504,997
       865,000 University of Maryland System Auxiliary Facility & Tuition
                Revenue Series A                                                        5.00            04/01/09       912,177
       500,000 University of Maryland System Auxiliary Facility & Tuition
                Revenue Series A                                                        5.00            04/01/10       524,135
       500,000 University of Maryland System Auxiliary Facility & Tuition
                Revenue Series A                                                        5.00            04/01/13       552,255
                                                                                                                    ----------
Total Revenue Bonds (Cost $42,207,172)                                                                              42,998,108
                                                                                                                    ----------
                                                                                                                    ----------
Total Municipal Bonds (Cost $70,583,610)                                                                            71,895,627
                                                                                                                    ----------

MONEY MARKET DEPOSIT ACCOUNT - 0.1%
        71,000 Citibank Money Market Deposit Account (Cost $71,000)                                                     71,000
                                                                                                                    ----------

SHARES
MONEY MARKET FUND - 0.6%
       471,476 CitiSM Institutional Tax Free Reserves (Cost $471,476)                                                  471,476
                                                                                                                    ----------

Total Investments - 99.2% (Cost $71,126,086)*                                                                     $ 72,438,103
Other Assets and Liabilities, Net - 0.8%                                                                               579,721
                                                                                                                    ----------
                                                                                                                    ----------
NET ASSETS - 100.0%                                                                                               $ 73,017,824
                                                                                                                    ==========

----------------------------------------------------------------------------------------------------------------------------

ACA       American Capital Assets
AMBAC     American Municipal Bond Assurance Corporation
FGIC      Financial Guaranty Insurance Corporation
FSA       Financial Security Assurance
MBIA      Municipal Bond Insurance Association
*         Cost for Federal income tax purposes is  substantially  the same
          as  for  financial   statement   purposes  and  net   unrealized
          appreciation (depreciation) consists of:

               Gross Unrealized Appreciation                   $ 1,568,924
               Gross Unrealized Depreciation                      (256,907)
                                                                  --------
               Net Unrealized Appreciation (Depreciation)      $ 1,312,017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     FACE AMOUNT                     SECURITY DESCRIPTION                        RATE     MATURITY                 VALUE

ASSET BACKED SECURITIES - 4.3%
          $ 1,830,486 California Infrastructure SCE Series 97-1-A6                6.38%    09/25/08             $ 1,875,297
            2,865,000 WFS Financial Owner Trust Series 03-4-A4                    3.15     05/20/11               2,835,777
                                                                                                             ---------------
                                                                                                             ---------------
 Total Asset Backed Securities (Cost $4,665,022)                                                                  4,711,074
                                                                                                             ---------------
                                                                                                             ---------------


CORPORATE BONDS & NOTES - 30.0%
            1,775,000 American Express Centurion MTN+                             2.67     11/16/07               1,776,851
            1,000,000 Baltimore Gas & Electric MTN                                6.75     06/05/12               1,101,132
            2,000,000 Berkley (WR) Corp.                                          5.13     09/30/10               1,993,872
            2,000,000 Block Financial Corp.                                       5.13     10/30/14               1,960,582
              700,000 Block Financial Corp.                                       8.50     04/15/07                 759,527
            2,000,000 Bombardier Capital, Inc.~                                   7.50     10/17/05               2,035,000
            1,300,000 Comcast Cable Communications                                7.13     06/15/13               1,486,870
            1,000,000 Comcast Corp.                                               6.50     01/15/15               1,103,006
            2,295,000 Consolidated Freightways                                    7.35     06/01/05               2,312,915
            1,825,000 Ford Motor Credit Co.                                       7.38     10/28/09               1,915,217
              235,000 General Electric Capital Corp. MTN Series A+                2.25     12/01/36                 231,661
            1,000,000 General Electric Capital Corp. MTN Series A                 6.88     11/15/10               1,110,204
            1,550,000 General Electric Co.                                        5.00     02/01/13               1,575,752
            2,000,000 Kraft Foods, Inc.                                           5.25     06/01/07               2,050,192
            2,055,000 MBNA American Bank NA                                       7.13     11/15/12               2,322,187
            1,300,000 Merrill Lynch & Co.                                         4.00     09/15/08               1,280,540
            4,000,000 SLM Corp.+                                                  4.54     02/01/10               3,962,360
            2,665,000 Verizon Florida, Inc.                                       6.13     01/15/13               2,816,313
              800,000 Wilmington Trust Corp.                                      6.63     05/01/08                 862,575
                                                                                                             ---------------
                                                                                                             ---------------
Total Corporate Bonds & Notes (Cost $32,470,185)                                                                 32,656,756
                                                                                                             ---------------
                                                                                                             ---------------

US GOVERNMENT & AGENCY OBLIGATIONS - 60.9%
FFCB - 2.0%
            2,000,000 FFCB                                                        6.00     06/11/08               2,122,764
                                                                                                             ---------------
                                                                                                             ---------------

FHLB NOTES - 12.1%
            5,000,000 FHLB Discount Note^                                         2.45     04/08/05               4,986,460
            3,000,000 FHLB                                                        5.13     12/29/14               3,005,199
            3,000,000 FHLB Series RF-07                                           6.75     08/15/07               3,204,276
            2,000,000 FHLB Series WJ-11                                           4.00     12/19/11               1,932,520
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                 13,128,455
                                                                                                             ---------------
                                                                                                             ---------------

FHLMC DEBENTURES - 1.9%
            2,000,000 FHLMC MTN +                                                 3.19     01/23/09               2,000,170
                                                                                                             ---------------
                                                                                                             ---------------

FNMA - 1.8%
            2,000,000 FNMA+/-                                                     3.00     01/27/11               1,994,370
                                                                                                             ---------------
                                                                                                             ---------------

MORTGAGE BACKED SECURITIES - 38.9%
            3,066,106 FHLMC Pool # 1B0889+                                        4.54     05/01/33               3,106,607
               43,413 FHLMC Pool # C00210                                         8.00     01/01/23                  47,138
              377,760 FHLMC Pool # E20099                                         6.50     05/01/09                 396,509
            2,713,467 FHLMC Pool # E93051                                         5.50     12/01/17               2,785,305
               26,704 FHLMC Pool # G10049                                         8.00     10/01/07                  27,862
              275,081 FHLMC Pool # G10543                                         6.00     06/01/11                 286,899
              254,917 FHLMC Pool # G10682                                         7.50     06/01/12                 269,346
              228,872 FHLMC Pool # G10690                                         7.00     07/01/12                 241,464
            7,177,811 FHLMC Pool # G11649                                         4.50     02/01/20               7,098,994
            2,635,852 FHLMC Pool # M80814                                         5.00     05/01/10               2,671,307
            2,427,960 FHLMC Pool # M80931                                         5.50     08/01/11               2,475,801
            1,464,150 FHLMC Pool # M90747                                         5.50     08/01/07               1,499,389
            3,416,856 FHLMC REMIC Series 2782                                     4.00     11/15/33               3,358,709
              906,636 FNMA Pool # 254089                                          6.00     12/01/16                 944,708
              160,121 FNMA Pool # 326570                                          7.00     02/01/08                 165,820
              199,446 FNMA Pool # 409589                                          9.50     11/01/15                 216,707
              705,650 FNMA Pool # 433646                                          6.00     10/01/13                 736,873
              337,394 FNMA Pool # 539082                                          7.00     08/01/28                 356,534
               41,869 FNMA Pool # 572448                                          7.00     03/01/27                  44,349
              670,673 FNMA Pool # 625536                                          6.00     01/01/32                 688,529
              596,079 FNMA Pool # 628837                                          6.50     03/01/32                 621,331
            2,804,100 FNMA Pool # 663238                                          5.50     09/01/32               2,833,643
            3,162,816 FNMA Pool # 725544                                          5.50     12/01/17               3,244,191
              967,993 FNMA Pool # 741373+                                         4.24     12/01/33                 970,146
            1,219,739 FNMA Pool # 744805+                                         4.57     11/01/33               1,209,704
            1,404,153 FNMA Pool # 764342+                                         3.96     02/01/34               1,402,566
            3,702,206 FNMA Pool # 805440                                          7.00     11/01/34               3,907,219
              192,688 GNMA Pool # 487110                                          6.50     04/15/29                 202,493
               81,914 GNMA Pool # 571166                                          7.00     08/15/31                  86,795
              397,975 GNMA Pool # 781186                                          9.00     06/15/30                 443,337
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                 42,340,275
                                                                                                             ---------------
                                                                                                             ---------------

US TREASURY SECURITY - 4.2%
            4,330,000 US Treasury Inflation Index                                 2.00     01/15/14               4,599,744
                                                                                                             ---------------
                                                                                                             ---------------

Total US Government & Agency Obligations (Cost $65,663,890)                                                      66,185,778
                                                                                                             ---------------
                                                                                                             ---------------

MONEY MARKET DEPOSIT ACCOUNT - 0.1%
               68,209 Citibank Money Market Deposit Account (Cost $68,209)                                           68,209
                                                                                                             ---------------
                                                                                                             ---------------

MONEY MARKET FUND - 4.3%
            4,691,903 CitiSM Institutional Liquid Reserves Class A (Cost $4,691,903)                              4,691,903
                                                                                                             ---------------
                                                                                                             ---------------

Total Investments - 99.6% Cost ($107,559,209)*                                                                $ 108,313,720
Other Assets and Liabilities, Net - 0.4%                                                                            457,666
                                                                                                             ---------------
                                                                                                             ---------------
NET ASSETS - 100.0%                                                                                           $ 108,771,386
                                                                                                             ===============
                                                                                                             ===============

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

FHLB            Federal Home Loan Bank
FHLMC           Federal Home Loan Mortgage Corporation
FNMA            Federal National Mortgage Association
GNMA            Government National Mortgage Association
MTN             Medium Term Note
~               Restricted  security  that  may be  resold  to  "qualified institutional  buyers"  under  Rule  144A or  pursuant  to
                Section 4 (2) of the  Securities  Act of 1933, as amended.
                As of  February  28,  2005,  the  value  of this  security totaled  $2,035,000,  which represents 1.9% of Net Assets.
                Following  is  additional  information  on the  restricted security:
         SECURITY              ACQUISITION DATE                 ACQUISITION COST
  Bombardier Capital, Inc.     August 28, 2003                    $  2,045,230

+               Variable rate security.
^               Zero coupon bond.  Interest rate presented is yield to maturity.
+/-             Debt obligation initially issued at one coupon rate which
                converts to a higher coupon rate at a specified date.
                The rate shown is the rate at period end.
*               Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized
                appreciation (depreciation) consists of:
                      Gross Unrealized Appreciation                  $ 1,187,665
                      Gross Unrealized Depreciation                    (433,154)
                                                                   -------------
                                                                   -------------
                      Net Unrealized Appreciation (Depreciation)       $ 754,511

MASTRAPASQUA GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005

                                         SECURITY
     SHARES                            DESCRIPTION                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 100%

AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.3%
      7,800       Ryder System, Inc.                                                                           331,188
                                                                                                -----------------------
                                                                                                -----------------------

BUILDING MATERIALS - 2.6%
      9,080       Home Depot, Inc.                                                                             363,382
                                                                                                -----------------------
                                                                                                -----------------------

BUSINESS SERVICES - 10.7%
      8,000       Adobe Systems, Inc.                                                                          494,000
      6,500       Monster Worldwide, Inc.+                                                                     187,525
     14,000       Novell, Inc.+                                                                                 73,360
     31,700       Oracle Corp.+                                                                                409,247
     16,000       Symantec Corp.+                                                                              352,160
                                                                                                -----------------------
                                                                                                -----------------------
                                                                                                             1,516,292
                                                                                                -----------------------
                                                                                                -----------------------

CHEMICALS & ALLIED PRODUCTS - 19.0%
      4,700       Alcon, Inc.                                                                                  405,610
      6,800       Amgen, Inc.+                                                                                 418,948
      7,200       Biogen Idec, Inc.+                                                                           278,280
      8,000       Genentech, Inc.+                                                                             377,600
      9,000       Genzyme Corp.+                                                                               504,810
       500        Huntsman Corp .+                                                                              14,280
      5,900       Invitrogen Corp.+                                                                            412,764
      9,000       Teva Pharmaceutical Industries - ADR                                                         270,990
                                                                                                -----------------------
                                                                                                -----------------------
                                                                                                             2,683,282
                                                                                                -----------------------
                                                                                                -----------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.5%
      9,300       Analog Devices, Inc.                                                                         341,496
      4,000       Emerson Electric Co.                                                                         265,280
     13,000       Intel Corp.                                                                                  311,740
      9,700       Novellus Systems, Inc.+                                                                      286,490
     16,200       Texas Instruments, Inc.                                                                      428,814
                                                                                                -----------------------
                                                                                                -----------------------
                                                                                                             1,633,820
                                                                                                -----------------------
                                                                                                -----------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT - 2.2%
      3,500       Illinois Tool Works, Inc.                                                                    314,125
                                                                                                -----------------------
                                                                                                -----------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.0%
      5,700       Cephalon, Inc.+                                                                              279,699
                                                                                                -----------------------
                                                                                                -----------------------

HOTELS, ROOMING HOUSES, CAMPS, AND OTHER LODGING PLACES - 4.3%
      3,000       Marriott International, Inc.                                                                 192,300
      5,700       MGM Mirage+                                                                                  422,769
                                                                                                -----------------------
                                                                                                -----------------------
                                                                                                               615,069
                                                                                                -----------------------
                                                                                                -----------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.4%
     13,400       Applied Materials, Inc.+                                                                     234,500
      3,600       Caterpillar Inc.                                                                             342,180
     14,950       Cisco Systems, Inc.+                                                                         260,429
     31,700       EMC Corp.+                                                                                   401,323
     14,000       Pall Corp                                                                                    378,980
                                                                                                -----------------------
                                                                                                -----------------------
                                                                                                             1,617,412
                                                                                                -----------------------
                                                                                                -----------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS 7.7%
      7,000       Affymetrix, Inc.+                                                                            299,110
     16,900       Agilent Technologies, Inc.+                                                                  405,600
      7,000       Danaher Corp.                                                                                379,190
                                                                                                -----------------------
                                                                                                -----------------------
                                                                                                             1,083,900
                                                                                                -----------------------
                                                                                                -----------------------

MOTION PICTURES - 2.7%
     22,000       Time Warner, Inc.+                                                                           379,060
                                                                                                -----------------------
                                                                                                -----------------------

OIL & GAS EXTRACTION - 5.7%
      3,200       Burlington Resources Inc.                                                                    158,816
      5,000       Halliburton Co.                                                                              219,850
      5,700       Schlumberger Ltd.                                                                            430,065
                                                                                                -----------------------
                                                                                                -----------------------
                                                                                                               808,731
                                                                                                -----------------------
                                                                                                -----------------------

RAILROAD TRANSPORTATION - 3.3%
     13,000       Norfolk Southern Corp.                                                                       466,570
                                                                                                -----------------------
                                                                                                -----------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 8.5%
      4,000       Goldman Sachs Group, Inc.                                                                    435,200
      7,700       Merrill Lynch & Co., Inc.                                                                    451,066
      5,500       Morgan Stanley                                                                               310,585
                                                                                                -----------------------
                                                                                                -----------------------
                                                                                                             1,196,851
                                                                                                -----------------------
                                                                                                -----------------------

TRANSPORTATION BY AIR - 3.1%
      4,500       FedEx Corp.                                                                                  440,010
                                                                                                -----------------------
                                                                                                -----------------------

WHOLESALE TRADE - DURABLE GOODS - 3.0%
      7,000       Fisher Scientific International, Inc.+                                                       424,550
                                                                                                -----------------------
                                                                                                -----------------------

Total Common Stock (Cost $14,354,289)                                                                       14,153,941
                                                                                                -----------------------
                                                                                                -----------------------


Total Investments in Securities -100.0%  (Cost $14,354,289)*                                                14,153,941
Other Assets and Liabilities, Net -0.0%                                                                          2,427
                                                                                                -----------------------
                                                                                                -----------------------
NET ASSETS - 100.0%                                                                                       $ 14,156,368
                                                                                                =======================
                                                                                                =======================


-------------------------------------------------------------------------
-------------------------------------------------------------------------
+ Non-income producing security.
ADR American Depositary Receipt.



 Gross Unrealized Appreciation                                     $ 2,168,924
 Gross Unrealized Depreciation                                      (2,369,272)
                                                        -----------------------
 Net Unrealized Appreciation (Depreciation)                         $ (200,348)
                                                        =======================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Forum Funds

By:     /s/ Carl A. Bright
        __________________________
         Carl A. Bright, President

Date:   April 19, 2005
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Carl A. Bright
        __________________________
         Carl A. Bright, President

Date:   April 19, 2005
        __________________________


By:     /s/ Stacey E. Hong
        __________________________
         Stacey E. Hong, Treasurer

Date:   April 20, 2005
        __________________________